SCHEDULE OF INVESTMENTS
Thornburg Small/Mid Cap Core Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 99.6%
	Banks — 4.6%
	Banks — 4.6%
	Pinnacle Financial Partners, Inc.	155,579	$ 13,569,600
	Western Alliance Bancorp	160,753	10,575,940
			24,145,540
	Capital Goods — 16.2%
	Building Products — 3.0%
[a]	Builders FirstSource, Inc.	92,205	15,392,703
	Construction & Engineering — 6.0%
	AECOM	124,373	11,495,796
	Arcosa, Inc.	107,642	8,895,535
[a]	MYR Group, Inc.	74,393	10,759,460
	Electrical Equipment — 2.1%
	Vertiv Holdings Co. Class A	229,936	11,043,826
	Machinery — 2.6%
	ITT, Inc.	114,067	13,610,474
	Trading Companies & Distributors — 2.5%
	Applied Industrial Technologies, Inc.	76,760	13,255,684
			84,453,478
	Commercial & Professional Services — 8.5%
	Commercial Services & Supplies — 6.3%
[a]	Casella Waste Systems, Inc. Class A	215,401	18,408,169
[a]	Clean Harbors, Inc.	81,860	14,285,389
	Professional Services — 2.2%
	TransUnion	166,678	11,452,445
			44,146,003
	Consumer Discretionary Distribution & Retail — 4.0%
	Distributors — 1.9%
	Pool Corp.	25,294	10,084,971
	Specialty Retail — 2.1%
	Group 1 Automotive, Inc.	34,952	10,651,272
			20,736,243
	Consumer Durables & Apparel — 3.9%
	Leisure Products — 1.3%
[a]	YETI Holdings, Inc.	136,529	7,069,472
	Textiles, Apparel & Luxury Goods — 2.6%
[a]	Deckers Outdoor Corp.	20,009	13,374,616
			20,444,088
	Consumer Services — 2.0%
	Hotels, Restaurants & Leisure — 2.0%
	Wyndham Hotels & Resorts, Inc.	127,770	10,273,986
			10,273,986
	Consumer Staples Distribution & Retail — 2.7%
	Consumer Staples Distribution & Retail — 2.7%
[a]	BJ’s Wholesale Club Holdings, Inc.	209,122	13,940,073
			13,940,073
	Energy — 5.4%
	Energy Equipment & Services — 3.6%
	Liberty Energy, Inc. Class A	384,031	6,966,322
	TechnipFMC plc	589,179	11,866,065
	Oil, Gas & Consumable Fuels — 1.8%
	Matador Resources Co.	162,167	9,220,816
			28,053,203
	Equity Real Estate Investment Trusts (REITs) — 2.0%
	Retail REITs — 2.0%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Small/Mid Cap Core Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Kite Realty Group Trust	450,605	$ 10,300,830
			10,300,830
	Financial Services — 9.5%
	Capital Markets — 4.4%
	Bridge Investment Group Holdings, Inc. Class A	278,541	2,724,131
	LPL Financial Holdings, Inc.	58,833	13,391,567
	PJT Partners, Inc. Class A	69,963	7,127,131
	Financial Services — 5.1%
[a]	Repay Holdings Corp. Class A	1,484,065	12,673,915
	Walker & Dunlop, Inc.	124,690	13,841,837
			49,758,581
	Food, Beverage & Tobacco — 2.0%
	Food Products — 2.0%
[a]	SunOpta, Inc.	1,943,211	10,629,364
			10,629,364
	Health Care Equipment & Services — 7.7%
	Health Care Equipment & Supplies — 3.6%
	CONMED Corp.	82,051	8,985,405
[a]	Envista Holdings Corp.	402,150	9,675,729
	Health Care Providers & Services — 4.1%
[a]	Acadia Healthcare Co., Inc.	122,267	9,507,482
[a]	PetIQ, Inc. Class A	621,536	12,275,336
			40,443,952
	Insurance — 3.8%
	Insurance — 3.8%
	Assurant, Inc.	70,656	11,904,830
	Kemper Corp.	165,824	8,070,654
			19,975,484
	Materials — 3.2%
	Chemicals — 3.2%
	Scotts Miracle-Gro Co.	84,093	5,360,929
	Sensient Technologies Corp.	169,081	11,159,346
			16,520,275
	Pharmaceuticals, Biotechnology & Life Sciences — 4.1%
	Biotechnology — 1.6%
[a]	BioMarin Pharmaceutical, Inc.	90,031	8,680,789
	Life Sciences Tools & Services — 2.5%
[a]	Avantor, Inc.	569,471	13,001,023
			21,681,812
	Real Estate Management & Development — 2.3%
	Real Estate Management & Development — 2.3%
	DigitalBridge Group, Inc.	680,652	11,938,636
			11,938,636
	Semiconductors & Semiconductor Equipment — 3.5%
	Semiconductors & Semiconductor Equipment — 3.5%
	Entegris, Inc.	101,702	12,185,934
[a]	MACOM Technology Solutions Holdings, Inc.	65,517	6,089,805
			18,275,739
	Software & Services — 6.9%
	Software — 6.9%
[a]	Agilysys, Inc.	151,485	12,848,958
[a]	Aspen Technology, Inc.	47,995	10,566,099
[a]	CCC Intelligent Solutions Holdings, Inc.	1,090,351	12,419,098
			35,834,155
	Technology Hardware & Equipment — 3.7%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Small/Mid Cap Core Fund	December 31, 2023 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Communications Equipment — 2.2%
[a]	Harmonic, Inc.	897,492	$ 11,703,296
	Technology Hardware, Storage & Peripherals — 1.5%
[a]	Pure Storage, Inc. Class A	216,219	7,710,369
			19,413,665
	Transportation — 1.8%
	Ground Transportation — 1.8%
[a]	XPO, Inc.	108,585	9,510,960
			9,510,960
	Utilities — 1.8%
	Electric Utilities — 1.8%
	PNM Resources, Inc.	231,979	9,650,326
			9,650,326
	Total Common Stock (Cost $452,326,883)		520,126,393
	Short-Term Investments — 0.9%
[b]	Thornburg Capital Management Fund	497,553	4,975,527
	Total Short-Term Investments (Cost $4,975,527)		4,975,527
	Total Investments — 100.5% (Cost $457,302,410)		$525,101,920
	Liabilities Net of Other Assets — (0.5)%		(2,833,953)
	Net Assets — 100.0%		$522,267,967

Footnote Legend
a	Non-income producing.
b	Investment in Affiliates.

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Small/Mid Cap Core Fund	December 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Small/Mid Cap Core Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently has six classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, and “Class R5”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Small/Mid Cap Core Fund	December 31, 2023 (Unaudited)

Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/23	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/23	Dividend Income
Thornburg Capital Mgmt. Fund	$2,222,573	$43,506,681	$(40,753,727)	$-	$-	$4,975,527	$93,060